Employee Benefits Plan - Net Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (701)	$ (954)
Plan expense recognized in income statement:
Actuarial gains	(53)	104
Exchange differences	1	14
Contributions paid	203	68
Disposals of businesses	1	167
Other		(1)
End of period	(629)	(701)
Net plan surpluses recognized in non-current assets	85	7
Net plan obligations recognized in non-current liabilities	(714)	(708)
Continuing Operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement	(80)	(79)
Discontinued operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement		(20)
Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(589)	(812)
Plan expense recognized in income statement:
Actuarial gains	(49)	97
Exchange differences	1	12
Contributions paid	195	56
Disposals of businesses		148
Other	(1)	2
End of period	(510)	(589)
Defined Benefit Plan [Member] | Continuing Operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement	(67)	(74)
Defined Benefit Plan [Member] | Discontinued operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement		(18)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(112)	(142)
Plan expense recognized in income statement:
Actuarial gains	(4)	7
Exchange differences		2
Contributions paid	8	12
Disposals of businesses	1	19
Other		(3)
End of period	(119)	(112)
Other Post Employment Benefits [Member] | Continuing Operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement	$ (13)	(5)
Other Post Employment Benefits [Member] | Discontinued operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement		$ (2)